Stock Compensation Plans - Liability Awards - Additional Information (Detail) - Cash RSU's [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage granted in cash to eligible employees	100.00%
Vesting percentage	100.00%
Vesting period, in years	3 years
Total fair value of vested	$ 4.4
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted	$ 5.2
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted, weighted average period, in years	1 year 9 months 18 days